Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000241887 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[1]
C000241887 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000241887 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000241887 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000241887 [Member] | iRhythm Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000241887 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000241887 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000241887 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000241887 [Member] | Klaviyo Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000241887 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000241887 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000241887 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000241887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000241887 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241887 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000241888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
C000241888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000241888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
C000241888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000241888 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000241888 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000241888 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000241888 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000241888 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000241888 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000241888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000241888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000241888 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000241888 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241888 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.